INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS - Fund's investments (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$ 81,043,910		$ 146,185,323
Acquisition costs of operating limited partnerships	2,559,129		4,651,380
Cumulative distributions from operating limited partnerships	(542,452)		(1,074,481)
Cumulative impairment loss in investments in operating limited partnerships	(44,508,391)		(81,941,888)
Cumulative losses from operating limited partnerships	(38,552,196)		(67,820,334)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2020 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2019 (see note A).	(333,930)		(609,380)
The Fund has recorded acquisition costs at March 31, 2020 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(420,953)		(760,560)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	39,537		104,638
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(22,542,011)		(45,199,768)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	67,729		262,332
Cumulative impairment loss in investments in operating limited partnerships	44,508,391		81,941,888
Other	(1,352,622)		(1,947,086)
Equity per operating limited partnerships' combined financial statements	19,966,141	$ 19,966,141	33,792,064	$ 33,792,064
Series Twenty [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0		0
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Cumulative losses from operating limited partnerships	0		0
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2020 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2019 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2020 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0		0
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Other	0		0
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Series Twenty One [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0		0
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Cumulative losses from operating limited partnerships	0		0
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2020 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2019 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2020 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0		0
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Other	0		0
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Series Twenty Two [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0		0
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Cumulative losses from operating limited partnerships	0		0
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2020 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2019 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2020 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0		0
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Other	0		0
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Series Twenty Three [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0		0
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Cumulative losses from operating limited partnerships	0		0
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2020 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2019 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2020 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0		0
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Other	0		0
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Series Twenty Four [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0		2,416,941
Acquisition costs of operating limited partnerships	0		239,583
Cumulative distributions from operating limited partnerships	0		(21,752)
Cumulative impairment loss in investments in operating limited partnerships	0		(857,258)
Cumulative losses from operating limited partnerships	0		(1,777,514)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2020 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2019 (see note A).	0		(30,158)
The Fund has recorded acquisition costs at March 31, 2020 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		(91,548)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		4,116
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0		(2,415,659)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		6,688
Cumulative impairment loss in investments in operating limited partnerships	0		857,258
Other	0		125,165
Equity per operating limited partnerships' combined financial statements	0	0	(1,544,138)	(1,544,138)
Series Twenty Five [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0		0
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Cumulative losses from operating limited partnerships	0		0
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2020 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2019 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2020 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0		0
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Other	0		0
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Series Twenty Six [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	1,013,198		3,670,103
Acquisition costs of operating limited partnerships	153,913		556,330
Cumulative distributions from operating limited partnerships	(7,967)		(11,745)
Cumulative impairment loss in investments in operating limited partnerships	(206,682)		(902,540)
Cumulative losses from operating limited partnerships	(952,462)		(3,312,148)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2020 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2019 (see note A).	0		(51,000)
The Fund has recorded acquisition costs at March 31, 2020 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		31,937
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,320,962)		(4,012,484)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	21,979		171,816
Cumulative impairment loss in investments in operating limited partnerships	206,682		902,540
Other	(35,425)		(105,030)
Equity per operating limited partnerships' combined financial statements	(1,127,726)	(1,127,726)	(3,062,221)	(3,062,221)
Series Twenty Seven [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0		3,133,255
Acquisition costs of operating limited partnerships	0		387,469
Cumulative distributions from operating limited partnerships	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		(2,666,917)
Cumulative losses from operating limited partnerships	0		(853,807)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2020 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2019 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2020 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		(222,527)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0		(1,072,904)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		2,666,917
Other	0		(118,175)
Equity per operating limited partnerships' combined financial statements	0	0	1,253,311	1,253,311
Series Twenty Eight [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0		2,481,992
Acquisition costs of operating limited partnerships	0		352,236
Cumulative distributions from operating limited partnerships	0		(4,484)
Cumulative impairment loss in investments in operating limited partnerships	0		(997,758)
Cumulative losses from operating limited partnerships	0		(1,831,986)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2020 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2019 (see note A).	0		(12,030)
The Fund has recorded acquisition costs at March 31, 2020 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		(25,532)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		36,821
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0		(1,853,366)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		997,758
Other	0		(48,259)
Equity per operating limited partnerships' combined financial statements	0	0	(904,608)	(904,608)
Series Twenty Nine [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	2,959,240		2,959,240
Acquisition costs of operating limited partnerships	426,353		426,353
Cumulative distributions from operating limited partnerships	(11,855)		(11,855)
Cumulative impairment loss in investments in operating limited partnerships	(1,417,478)		(1,417,478)
Cumulative losses from operating limited partnerships	(1,956,260)		(1,956,260)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2020 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2019 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2020 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(132,403)		(132,403)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	39,537		39,537
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,031,117)		(1,837,749)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	(316)		(316)
Cumulative impairment loss in investments in operating limited partnerships	1,417,478		1,417,478
Other	103		169
Equity per operating limited partnerships' combined financial statements	(706,718)	(706,718)	(513,284)	(513,284)
Series Thirty [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0		0
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Cumulative losses from operating limited partnerships	0		0
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2020 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2019 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2020 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0		0
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Other	0		0
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Series Thirty One [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0		2,843,378
Acquisition costs of operating limited partnerships	0		386,917
Cumulative distributions from operating limited partnerships	0		(6,871)
Cumulative impairment loss in investments in operating limited partnerships	0		(2,625,111)
Cumulative losses from operating limited partnerships	0		(598,313)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2020 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2019 (see note A).	0		(25,010)
The Fund has recorded acquisition costs at March 31, 2020 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		(7,773)
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0		(816,376)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		2,625,111
Other	0		1,787
Equity per operating limited partnerships' combined financial statements	0	0	1,777,739	1,777,739
Series Thirty Two [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	8,272,229		10,516,985
Acquisition costs of operating limited partnerships	783,763		1,107,392
Cumulative distributions from operating limited partnerships	(36,114)		(36,114)
Cumulative impairment loss in investments in operating limited partnerships	(5,642,191)		(6,697,793)
Cumulative losses from operating limited partnerships	(3,377,687)		(4,890,470)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2020 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2019 (see note A).	(158,952)		(160,172)
The Fund has recorded acquisition costs at March 31, 2020 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,083,606)		(3,414,204)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	29,991		29,991
Cumulative impairment loss in investments in operating limited partnerships	5,642,191		6,697,793
Other	(79,093)		(150,275)
Equity per operating limited partnerships' combined financial statements	2,350,531	2,350,531	3,003,133	3,003,133
Series Thirty Three [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	5,331,603		6,465,137
Acquisition costs of operating limited partnerships	783,763		783,763
Cumulative distributions from operating limited partnerships	(3,170)		(3,170)
Cumulative impairment loss in investments in operating limited partnerships	(4,047,088)		(5,303,778)
Cumulative losses from operating limited partnerships	(2,065,108)		(1,941,952)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2020 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2019 (see note A).	(81,443)		(81,443)
The Fund has recorded acquisition costs at March 31, 2020 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,642,948)		(1,539,871)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	4,047,088		5,303,778
Other	(13,010)		(20,877)
Equity per operating limited partnerships' combined financial statements	2,309,687	2,309,687	3,661,587	3,661,587
Series Thirty Four [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	2,850,695		6,257,458
Acquisition costs of operating limited partnerships	411,337		411,337
Cumulative distributions from operating limited partnerships	(10,944)		(20,308)
Cumulative impairment loss in investments in operating limited partnerships	(1,212,863)		(3,951,725)
Cumulative losses from operating limited partnerships	(2,038,225)		(2,696,762)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2020 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2019 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2020 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(288,550)		(288,550)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,174,852)		(1,645,561)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	1,212,863		3,951,725
Other	(19,374)		(149,197)
Equity per operating limited partnerships' combined financial statements	(269,913)	(269,913)	1,868,417	1,868,417
Series Thirty Five [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0		2,705,747
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		(655,940)
Cumulative losses from operating limited partnerships	0		(2,049,807)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2020 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2019 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2020 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0		(1,935,719)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		3,300
Cumulative impairment loss in investments in operating limited partnerships	0		655,940
Other	0		(2,891)
Equity per operating limited partnerships' combined financial statements	0	0	(1,279,370)	(1,279,370)
Series Thirty Six [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0		2,846,605
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	0		(14,805)
Cumulative impairment loss in investments in operating limited partnerships	0		(1,706,605)
Cumulative losses from operating limited partnerships	0		(1,125,195)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2020 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2019 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2020 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0		(846,991)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		1,706,605
Other	0		(20,867)
Equity per operating limited partnerships' combined financial statements	0	0	838,747	838,747
Series Thirty Seven [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0		0
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Cumulative losses from operating limited partnerships	0		0
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2020 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2019 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2020 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0		0
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Other	0		0
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Series Thirty Eight [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0		9,512,801
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	0		(355,859)
Cumulative impairment loss in investments in operating limited partnerships	0		(7,290,483)
Cumulative losses from operating limited partnerships	0		(1,866,459)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2020 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2019 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2020 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0		(734,179)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		7,290,483
Other	0		(353,737)
Equity per operating limited partnerships' combined financial statements	0	0	6,202,567	6,202,567
Series Thirty Nine [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0		0
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Cumulative losses from operating limited partnerships	0		0
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2020 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2019 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2020 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0		0
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Other	0		0
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Series Forty [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0		8,276,597
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	0		(22,466)
Cumulative impairment loss in investments in operating limited partnerships	0		(4,105,952)
Cumulative losses from operating limited partnerships	0		(4,148,179)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2020 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2019 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2020 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0		(1,773,589)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		22,950
Cumulative impairment loss in investments in operating limited partnerships	0		4,105,952
Other	0		(70,989)
Equity per operating limited partnerships' combined financial statements	0	0	2,284,324	2,284,324
Series Forty One [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	5,661,559		7,305,274
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(28,546)		(28,546)
Cumulative impairment loss in investments in operating limited partnerships	(1,610,548)		(2,478,374)
Cumulative losses from operating limited partnerships	(4,022,465)		(4,798,354)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2020 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2019 (see note A).	(7,500)		(33,807)
The Fund has recorded acquisition costs at March 31, 2020 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,589,127)		(3,144,452)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	1,610,548		2,478,374
Other	(470,529)		(423,567)
Equity per operating limited partnerships' combined financial statements	(1,456,608)	(1,456,608)	(1,123,452)	(1,123,452)
Series Forty Two [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	5,205,387		7,042,411
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(4,631)		(5,147)
Cumulative impairment loss in investments in operating limited partnerships	(1,300,734)		(2,387,845)
Cumulative losses from operating limited partnerships	(3,900,022)		(4,649,419)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2020 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2019 (see note A).	(76,678)		(76,678)
The Fund has recorded acquisition costs at March 31, 2020 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,668,706)		(3,905,092)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	1,300,734		2,387,845
Other	(70,626)		(61,319)
Equity per operating limited partnerships' combined financial statements	(2,515,276)	(2,515,276)	(1,655,244)	(1,655,244)
Series Forty Three [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	7,705,514		12,608,955
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(11,225)		(66,852)
Cumulative impairment loss in investments in operating limited partnerships	(3,807,624)		(6,096,126)
Cumulative losses from operating limited partnerships	(3,886,665)		(6,445,977)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2020 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2019 (see note A).	(2,268)		(2,268)
The Fund has recorded acquisition costs at March 31, 2020 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,398,524)		(3,814,507)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	3,807,624		6,096,126
Other	(51,955)		(55,696)
Equity per operating limited partnerships' combined financial statements	2,354,877	2,354,877	2,223,655	2,223,655
Series Forty Four [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	6,970,546		13,739,925
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(40,115)		(49,115)
Cumulative impairment loss in investments in operating limited partnerships	(2,438,129)		(5,623,448)
Cumulative losses from operating limited partnerships	(4,492,302)		(8,067,362)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2020 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2019 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2020 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(291,269)		(4,594,041)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	2,438,129		5,623,448
Other	(147,939)		(145,242)
Equity per operating limited partnerships' combined financial statements	1,998,921	1,998,921	884,165	884,165
Series Forty Five [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	15,901,621		21,457,926
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(195,387)		(215,013)
Cumulative impairment loss in investments in operating limited partnerships	(9,877,399)		(13,081,629)
Cumulative losses from operating limited partnerships	(5,828,835)		(8,161,284)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2020 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2019 (see note A).	0		(129,725)
The Fund has recorded acquisition costs at March 31, 2020 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,416,071)		(3,895,594)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	11,481		23,309
Cumulative impairment loss in investments in operating limited partnerships	9,877,399		13,081,629
Other	(279,211)		(229,428)
Equity per operating limited partnerships' combined financial statements	6,193,598	6,193,598	8,850,191	8,850,191
Series Forty Six [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	19,172,318		19,944,593
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(192,498)		(200,379)
Cumulative impairment loss in investments in operating limited partnerships	(12,947,655)		(13,095,128)
Cumulative losses from operating limited partnerships	(6,032,165)		(6,649,086)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2020 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2019 (see note A).	(7,089)		(7,089)
The Fund has recorded acquisition costs at March 31, 2020 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,924,829)		(1,947,430)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	4,594		4,594
Cumulative impairment loss in investments in operating limited partnerships	12,947,655		13,095,128
Other	(185,563)		(118,658)
Equity per operating limited partnerships' combined financial statements	$ 10,834,768	$ 10,834,768	$ 11,026,545	$ 11,026,545